SHAREHOLDERS' EQUITY - Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted net income/(loss) per share
Net income/(loss)	$ 456,076	$ 914,302	$ 234,441
Net income/(loss) - basic	456,076	914,302	234,441
Net income/(loss) - diluted	$ 456,076	$ 914,302	$ 234,441
Weighted average shares outstanding
Weighted average shares outstanding - Basic (in shares)	211,353	233,946	251,909
Dilutive impact of share-based compensation (in shares)	6,543	8,727	7,942
Weighted average shares outstanding - Diluted (in shares)	217,896	242,673	259,851
Net income/(loss) per share
Basic (in dollars per share)	$ 2.16	$ 3.91	$ 0.93
Diluted (in dollars per share)	$ 2.09	$ 3.77	$ 0.90